Investment properties (Tables)	12 Months Ended
Jun. 30, 2019
Investment Properties [Abstract]
Schedule of investment properties
	June 30, 2019		June 30, 2018
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	25,453	227,786	16,438	184,858
Additions	3,614	4,510	2,281	3,483
Financial cost charged	152	11	37	97
Capitalized leasing costs	8	3	11	25
Amortization of capitalized leasing costs (i)	(6)	(9)	(5)	(2)
Transfers	(487)	790	516	1,775
Deconsolidation (see Note 4,I,)	-	-	-	(7,229)
Assets incorporated by business combination	-	-	185	-
Disposals	(50)	(2,572)	(227)	(630)
Cumulative translation adjustment	(47)	(2,086)	-	34,352
Net gain / (loss) from fair value adjustment	2,096	(25,806)	6,217	11,057
Fair value at the end of the year	30,733	202,627	25,453	227,786

(i)	Amortization charges of capitalized leasing costs were included in “Costs” in the Statements of Income (Note 23).

Schedule of investment property of the Group
	06.30.2019	06.30.2018
Rental properties	205,353	219,814
Undeveloped parcels of land	19,946	19,615
Properties under development	4,419	13,810
Total	233,360	253,239

Schedule of recognized in the Statements of Income
	06.30.19	06.30.18	06.30.17
Rental and services income	20,993	19,252	19,678
Direct operating expenses	(5,663)	(5,377)	(6,108)
Development expenditures	(61)	(2,892)	(3,114)
Net realized gain from fair value adjustment of investment properties	575	369	258
Net unrealized (loss) / gain from fair value adjustment of investment properties	(24,285)	16,905	(4,647)

Schedule of fair value measurements of investment properties

				Sensitivity (i)
				06.30.19		06.30.19
Description	Valuation technique	Parameters	Range fiscal year 2019 / (2018)	Increase	Decrease	Increase	Decrease
Rental properties		Discount rate	7.00% to 9.00% / (7.00% to 9.00%)	(2,670)	3,046	(2,421)	2,900
in Israel - Offices (Level 3)	Discounted cash flows	Weighted average rental value per square meter (m2) per month, in NIS	NIS 67 / (NIS 63) /	4,697	(4,697)	4,725	(4,725)
Rental properties		Discount rate	7.00% to 9.00% / (7.00% to 9.00%)	(1,351)	1,544	(2,057)	2,267
in Israel - Commercial use (Level 3)	Discounted cash flows	Weighted average rental value per square meter (m2) per month, in NIS	NIS 90 / (NIS 87)	2,132	(2,132)	2,551	(2,551)
Rental properties		Discount rate	7.75% to 9.00% / (7.75% to 9.00%)	(502)	570	(742)	837
in Israel - Industrial use (Level 3)	Discounted cash flows	Weighted average rental value per square meter (m2) per month, in NIS	NIS 32 / (NIS 31)	1,211	(1,211)	1,549	(1,549)
Rental properties		Discount rate	6.25% / (6.25%)	(1,526)	1,616	(1,886)	1,974
in USA - HSBC Building (Level 3)	Discounted cash flows	Weighted average rental value per square meter (m2) per month, in US$	US$ 78 / (US$ 73)	3,339	(3,339)	4,129	(4,129)
Rental properties		Discount rate	8.50% / (8.50%)	(327)	345	(208)	219
in USA - Las Vegas project (Level 3)	Discounted cash flows	Weighted average rental value per square meter (m2) per month, in US$	US$ 27 / (US$ 33)	410	(410)	468	(468)
Shopping Malls in		Discount rate	12.10% / (9.79%)	(3,266)	4,073	(7,850)	10,573
Argentina (Level 3)	Discounted cash flows	Growth rate	3% / (3%)	1,536	(1,232)	4,829	(3,589)
		Inflation	(*)	2,860	(2,618)	6,277	(5,667)
		Devaluation	(*)	(3,035)	4,364	(10,196)	15,294
Plot of land in	Comparable with	Value per square meter (m2)	Ps. 13,033 / (Ps. 14,312)	935	(935)	100	(100)
Argentina (Level 3)	incidence adjustment	% of incidence	30% / (30%)	3,119	(3,119)	3,368	(3,368)
Properties under	Estimated fair value of the	Weighted average construction cost per square meter (m2) in NIS	5,787 NIS/m2 / (5,787 NIS/m2)
development in Israel (Level 3)	investment property after completing the construction	Annual weighted average discount rate	7.00% to 9.00% / (7.00% to 9.00%)	(642)	642	(586)	586

(*)

For the next 5 years, an average AR$ / US$ exchange rate with an upward trend was considered, starting at Ps. 38.05 (corresponding to the year ended June 30, 2019) and arriving at Ps. 72.16 (for 2018 starting at Ps. 19.51 and arriving at Ps 49.05). In the long term, a nominal devaluation rate of 5.7% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 55.5% (corresponding to the year ended June 30, 2019) and stabilizes at 8% after 5 years (25% for 2018) These assumptions were determined at the closing date of the fiscal year.

(i)	Considering an increase or decrease of: 100 points for the discount and growth rate in Argentina, 10% for the incidence and inflation, 10% for the devaluation, 50 points for the discount rate of Israel and USA, and 1% for the value of the m2.